Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

July 2, 2026

Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Principal Exchange-Traded Funds (the "Trust")
File Nos.: 333-201935, 811-23029
To whom it may concern:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Trust certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Trust’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A. That Post-Effective Amendment No. 124 was filed electronically with the Securities and Exchange Commission on June 30, 2026 (Accession No. 0001572661-26-000082).
If you have any questions regarding this filing, please call me at 515-878-0460.
Sincerely,
/s/ Deanna Y. Pellack
Deanna Y. Pellack
Counsel and Secretary, Trust